LEASES (Details - Future minimum payment obligations)	Sep. 30, 2022 USD ($)
Leases [Abstract]
Remainder of 2022	$ 101,990
2023	114,411
2024	50,235
2025	40,291
2026	42,306
Total future lease payments	393,654
Less: Imputed interest	(31,234)
Present value of lease liabilities	$ 362,420